Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net pension cost
Service cost - benefits earned during the year	$ 981	$ 1,174	$ 1,168
Interest costs on projected benefit obligations	732	646	667
Expected return on plan assets	(872)	(797)	(776)
Expected administrative expenses	40	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	31	46
Net periodic pension expense	$ 960	$ 1,173	$ 1,224